Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Lease Obligations

The Company leases real estate, rail cars and other equipment under long-term operating leases with varying terms and expiration dates through 2025.

Minimum Purchase Commitments

We have entered into agreements with sand suppliers that contain minimum purchase obligations. Our failure to purchase the minimum tonnage would require us to pay shortfall fees. However, the minimum quantities set forth in the agreements are not in excess of our currently expected future requirements.

Capital Spend Commitments

The Company has entered into agreements with suppliers to acquire capital equipment.

Aggregate future minimum payments under these obligations in effect at December 31, 2016 are as follows:

Year ended December 31:	Operating Leases	Capital Spend Commitments	Minimum Purchase Commitments
2017	$6,587,913	$18,554,769	$2,200,000
2018	3,785,515	—	—
2019	2,311,939	—	—
2020	1,392,803	—	—
2021	1,392,803	—	—
Thereafter	3,987,729	—	—
	$19,458,702	$18,554,769	$2,200,000

For the years ended December 31, 2016, 2015 and 2014, the Company recognized rent expense of $8,166,836, $8,507,802 and $4,274,500, respectively.

The Company has various letters of credit totaling $454,560 to secure rail car lease payments. These letters of credit were issued under the Company's revolving credit agreement.

The Company partially insures some workers’ compensation and auto claims, which includes medical expenses, lost time and temporary or permanent disability benefits. As of December 31, 2016 and 2015, the policy required a deductible per occurrence of $250,000 and $100,000, respectively. The Company establishes liabilities for the unpaid deductible portion of claims incurred relating to workers’ compensation and auto liability based on estimates. As of December 31, 2016 and 2015, the policies contained an aggregate stop loss of $2,000,000 and $1,900,000, respectively. As of December 31, 2016 and 2015, accrued claims were $971,351 and $739,775, respectively. These estimates may change in the near term as actual claims continue to develop. In connection with the insurance programs, letters of credit of $1,636,000 and $1,176,000 as of December 31, 2016 and 2015, respectively, had been issued under the Company's revolving credit agreement supporting the retained risk exposure. As of December 31, 2016 and 2015, in connection with environmental remediation programs, letters of credit of $1,375,342 had been issued under the Sturgeon revolver supporting the retained risk exposure.

The Company is routinely involved in state and local tax audits. During 2015, the State of Ohio assessed taxes on the purchase of equipment the Company believes is exempt under state law. The Company has appealed the assessment and a hearing was scheduled for November 30, 2016. In November 2016, the State of Ohio deferred the hearing until 2017. While the Company is not able to predict the outcome of the appeal, this matter is not expected to have a material adverse effect on the financial position or results of operations of the Company.

On June 3, 2015, a punitive class and collective action lawsuit alleging that Pressure Pumping failed to pay a class of workers overtime in compliance with the Fair Labor Standards Act and Ohio law was filed titled William Crigler, et al v. Stingray Pressure Pumping, LLC in the U.S. District Court Southern District of Ohio Eastern Division. The Company submitted a settlement offer to the plaintiff that was accepted and is expected to be payable in 2017. This settlement will not have a material impact on the Company’s financial position, results of operations or cash flows.

On October 12, 2015, a putative class and collective action lawsuit alleging that Energy Services failed to pay a class of workers overtime in compliance with the Fair Labor Standards Act and Oklahoma law was filed titled William Reynolds, individually and on behalf of all others similarly situated v. Redback Energy Services LLC in the U.S. District Court for the Western District of Oklahoma. The Company is evaluating the background facts and at this time is not able to predict the outcome of this lawsuit or whether it will have a material impact on the Company’s financial position, results of operations or cash flows.

On December 2, 2015, a putative class and collective action lawsuit alleging that Bison Drilling failed to pay a class of workers overtime in compliance with the Fair Labor Standards Act and Texas law was filed titled John Talamentez, individually and on behalf of all others similarly situated v. Bison Drilling and Field Services, LLC in the U.S. District Court Western District of Texas Midland/Odessa Division. The Company is evaluating the background facts and at this time is not able to predict the outcome of this lawsuit or whether it will have a material impact on the Company’s financial position, results of operations or cash flows.

On December 16, 2015, a lawsuit alleging wrongful death was filed titled Cecilia R.G. Uballe and Sabrina Barber, beneficiaries of Eseciel D. Uballe, Deceased v. Bison Trucking LLC in the U.S. District Court of Midland Texas. On December 5, 2016, the Company settled this matter. This resolution did not cause a material impact on the Company’s financial position, results of operations or cash flows.

On February 12, 2016, a putative lawsuit alleging that Energy Services failed to pay a class of workers in compliance with the Fair Labor Standards Act was filed titled Brian Croniser vs. Redback Energy Services LLC in the U.S. District Court Southern District of Ohio. The Company is evaluating the background facts at this time and are not able to predict the outcome of this lawsuit or whether it will have a material impact on the Company’s financial position, results of operations or cash flows.

On June 22, 2016, a putative, Title VII discrimination, and Oklahoma anti-discrimination lawsuit alleging that Redback Energy Services was in violation of the previously mentioned federal and state laws. The lawsuit was filed titled Earl Richardson and Keary Johnson v. Redback Energy Services LLC in the U.S. District Court for the Western District of Oklahoma. The Company is evaluating the background facts at this time and is not able to predict the outcome of this lawsuit or whether it will have a material impact on the Company’s financial position, results of operations or cash flows.

On August 1, 2016, a putative class and collective action lawsuit alleging that Energy Services failed to pay a class of workers overtime in compliance with the Fair Labor Standards Act and Texas law was filed titled Michael Caffey, individually and on behalf of all others similarly situated v. Redback Energy Services LLC in the U.S. District Court for the Western District of Texas. The Company is evaluating the background facts and at this time is not able to predict the outcome of this lawsuit or whether it will have a material impact on the Company’s financial position, results of operations or cash flows.

On September 27, 2016, a putative lawsuit alleging that Energy Services failed to pay a class of workers in compliance with the Fair Labor Standards Act was filed titled Michael Drake vs. Redback Coil Tubing LLC, et al in the U.S. District Court Western District of Texas. The Company is evaluating the background facts at this time and is not able to predict the outcome of this lawsuit or whether it will have a material impact on the Company’s financial position, results of operations or cash flows.

The Company is involved in various other legal proceedings in the ordinary course of business. Although we cannot predict the outcome of these proceedings, legal matters are subject to inherent uncertainties and there exists the possibility that the ultimate resolution of these matters could have a material adverse effect on our business, financial condition, results of operations or cash flows.

Defined contribution plan
The Company sponsors a 401(k) defined contribution plan for the benefit of substantially all employees at their date of hire. The plan allows eligible employees to contribute up to 92% of their annual compensation, not to exceed annual limits established by the federal government. The Company makes discretionary matching contributions of up to 4% of an employee’s compensation and may make additional discretionary contributions for eligible employees. For the years ended December 31, 2016, 2015 and 2014 the Company paid $102,230, $1,514,478 and $1,270,081, respectively, in contributions to the plan.